EQUITY IN NET ASSETS OF NON-CONSOLIDATED INVESTEES - Components (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Equity Method Investments and Joint Ventures [Abstract]
Cost	$ 28,868	$ 24,715
Equity in net earnings of investees	(6,339)	(4,439)
Equity in net assets of non-consolidated investees	$ 22,529	$ 20,276